CREDIT FACILITIES AND SHORT-TERM NOTES PAYABLE CREDIT FACILITIES AND SHORT-TERM NOTES PAYABLE (Notes)	12 Months Ended
Dec. 31, 2013
CREDIT FACILITIES AND SHORT-TERM NOTES PAYABLE [Abstract]
Short-term Debt [Text Block]

G.	CREDIT FACILITIES AND SHORT-TERM NOTES PAYABLE

ONEOK Credit Agreement - At December 31, 2013, the ONEOK Credit Agreement contained certain financial, operational and legal covenants.  Among other things, these covenants included maintaining ONEOK’s stand-alone debt-to-capital ratio of no more than 67.5 percent at the end of any calendar quarter, limitations on the ratio of indebtedness secured by liens and indebtedness of subsidiaries to consolidated net tangible assets, a requirement that ONEOK maintains the power to control the management and policies of ONEOK Partners, and a limit on new investments in master limited partnerships. The ONEOK Credit Agreement also contained customary affirmative and negative covenants, including covenants relating to liens, investments, fundamental changes in the nature of ONEOK’s businesses, transactions with affiliates, the use of proceeds and a covenant that limits ONEOK’s ability to restrict its subsidiaries’ ability to pay dividends.  The debt covenant calculations in the ONEOK Credit Agreement excluded the debt of ONEOK Partners.  In the event of a breach of certain covenants by ONEOK, amounts outstanding under the ONEOK Credit Agreement may become due and payable immediately. At December 31, 2013, ONEOK’s stand-alone debt-to-capital ratio, as defined by the ONEOK Credit Agreement, was 48.3 percent, and ONEOK was in compliance with all covenants under the ONEOK Credit Agreement.

At December 31, 2013, ONEOK had $564.5 million of commercial paper outstanding and $2.2 million in letters of credit issued. ONEOK is terminating its commercial paper program in conjunction with the separation of its natural gas distribution business.

The weighted-average interest rate on ONEOK’s short-term debt outstanding was 0.39 percent and 0.46 percent at December 31, 2013 and 2012, respectively.

The ONEOK Credit Agreement was amended, effective upon the separation of our natural gas distribution business on January 31, 2014, and will expire in January 2019. This amendment reduces the size of our credit facility to $300 million from $1.2 billion and contains certain financial, operational and legal covenants.  Among other things, these covenants include maintaining a ratio of indebtedness to Consolidated EBITDA (EBITDA, as defined in our ONEOK Credit Agreement) of no more than 4.0 to 1. Upon breach of certain covenants by us in our ONEOK Credit Agreement, amounts outstanding under our ONEOK Credit Agreement, if any, may become due and payable immediately.

This amendment includes a $50 million sublimit for the issuance of standby letters of credit and a $50 million sublimit for swingline loans.  Under the terms of the ONEOK Credit Agreement, as amended, ONEOK may request an increase the size of the facility to an aggregate of $500 million from $300 million by either commitments from new lenders or increased commitments from existing lenders.  The ONEOK Credit Agreement contains provisions for an applicable margin rate and an annual facility fee, both of which adjust with changes in our credit rating. Based on our current credit rating, borrowings, if any, will accrue at LIBOR plus 125 basis points, and the annual facility fee is 25 basis points.

ONEOK Partners Credit Agreement - The ONEOK Partners Credit Agreement is available for general partnership purposes, including repayment of ONEOK Partners’ commercial paper notes, if necessary. Amounts outstanding under ONEOK Partners’ commercial paper program reduce the borrowing capacity under the ONEOK Partners Credit Agreement. At December 31, 2013, ONEOK Partners had no commercial paper outstanding, no letters of credit issued and no borrowings under the ONEOK Partners Credit Agreement.

In December 2013, ONEOK Partners amended and restated the ONEOK Partners Credit Agreement effective on January 31, 2014, to increase the size of the facility to $1.7 billion from $1.2 billion. This amendment includes a $100 million sublimit for the issuance of standby letters of credit, a $150 million swingline sublimit and an option to request an increase in the size of the facility to an aggregate of $2.4 billion from $1.7 billion by either commitments from new lenders or increased commitments from existing lenders.

The ONEOK Partners Credit Agreement contains provisions for an applicable margin rate and an annual facility fee, both of which adjust with changes in ONEOK Partners’ credit rating. In 2013, borrowings under the ONEOK Partners Credit Agreement accrued interest at LIBOR plus 130 basis points, and the annual facility fee was 20 basis points based on ONEOK Partners’ current credit rating. Under the terms of the ONEOK Partners Credit Agreement, as amended in 2014, based on ONEOK Partners’ current credit rating, borrowings, if any, will accrue at LIBOR plus 117.5 basis points, and the annual facility fee is 20 basis points. The ONEOK Partners Credit Agreement is guaranteed fully and unconditionally by ONEOK Partners’ wholly owned subsidiary, the Intermediate Partnership. Borrowings under ONEOK Partners Credit Agreement are nonrecourse to ONEOK.

The ONEOK Partners Credit Agreement contains certain financial, operational and legal covenants that remained substantially the same with the amendment. Among other things, these covenants include maintaining a ratio of indebtedness to adjusted EBITDA (EBITDA, as defined in ONEOK Partners Credit Agreement, adjusted for all noncash charges and increased for projected EBITDA from certain lender-approved capital expansion projects) of no more than 5.0 to 1. If ONEOK Partners consummates one or more acquisitions in which the aggregate purchase price is $25 million or more, the allowable ratio of indebtedness to adjusted EBITDA will increase to 5.5 to 1 for the quarter of the acquisition and the two following quarters. As a result of ONEOK Partners completing the Sage Creek acquisition on September 30, 2013, and acquiring the remaining 30 percent interest in its Maysville natural gas processing facility in the fourth quarter 2013, the allowable ratio of indebtedness to adjusted EBITDA increased to 5.5 to 1 and will remain at that level through the second quarter 2014. Upon breach of certain covenants by ONEOK Partners in the ONEOK Partners Credit Agreement, amounts outstanding, if any, may become due and payable immediately. At December 31, 2013, ONEOK Partners’ ratio of indebtedness to adjusted EBITDA was 4.0 to 1, and ONEOK Partners was in compliance with all covenants under the ONEOK Partners Credit Agreement.

Neither ONEOK nor ONEOK Partners guarantees the debt or other similar commitments of unaffiliated parties. ONEOK does not guarantee the debt, commercial paper or other similar commitments of ONEOK Partners, and ONEOK Partners does not guarantee the debt, commercial paper or other similar commitments of ONEOK.

ONE Gas Credit Agreement - In December 2013, ONE Gas entered into the ONE Gas Credit Agreement, which became effective upon the separation of the natural gas distribution business on January 31, 2014, and is scheduled to expire in January 2019. The ONE Gas Credit Agreement contains certain financial, operational and legal covenants. Among other things, these covenants include maintaining ONE Gas’s debt-to-capital ratio of no more than 70 percent at the end of any calendar quarter. The ONE Gas Credit Agreement also contains customary affirmative and negative covenants, including covenants relating to liens, indebtedness of subsidiary, investments, changes in the nature of business, fundamental changes, transactions with affiliates, burdensome agreements and use of proceeds. In the event of a breach of certain covenants by ONE Gas, amounts outstanding under the ONE Gas Credit Agreement may become due and payable immediately.

The ONE Gas Credit Agreement includes a $50 million sublimit for the issuance of standby letters of credit and also features an option to request an increase in the size of the facility to an aggregate of $1.2 billion from $700 million by either commitments from new lenders or increased commitments from existing lenders.  The ONE Gas Credit Agreement is available for general corporate purposes.  The ONE Gas Credit Agreement contains provisions for an applicable margin rate and an annual facility fee, both of which adjust with changes in ONE Gas’ credit rating.  Based on ONE Gas’ current credit rating, borrowings, if any, will accrue at LIBOR plus 79.5 basis points, and the annual facility fee is 8 basis points.

Upon completion of the separation on January 31, 2014, ONEOK’s obligations related to the ONE Gas Credit Agreement terminated.